As filed with the Securities and Exchange Commission on May 24, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23175

Matrix Advisors Funds Trust

10 Bank Street, Suite 590
White Plains, NY 10606

David A. Katz
10 Bank Street, Suite 590
White Plains, NY 10606

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Matrix Advisors Dividend Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 99.7%
Bank (Money Center): 5.0%
4,500	JPMorgan Chase & Co.	$494,865

Bank (Regional): 3.6%
6,900	BB&T Corp.	359,076

Bank (Super Regional): 4.9%
9,300	Wells Fargo & Co.	487,413

Beverages: 4.8%
3,175	PepsiCo, Inc.	346,551
3,000	The Coca-Cola Co.	130,290
		476,841

Biotechnology: 3.6%
4,700	Gilead Sciences, Inc.	354,333

Computer Peripherals: 1.6%
1,050	IBM	161,102

Computer Software and Services: 4.9%
5,300	Microsoft Corp.	483,731

Diversified Operations: 2.8%
2,250	United Technologies Corp.	283,095

Drug: 12.7%
5,000	AbbVie, Inc.	473,249
7,550	Merck & Co., Inc.	411,248
10,550	Pfizer, Inc.	374,420
		1,258,917

Food Processing (Retail): 3.1%
6,850	General Mills, Inc.	308,661

Healthcare - Healthcare Products: 2.6%
2,000	Johnson & Johnson	256,300

Household Products: 7.3%
3,150	Kimberly-Clark Corp.	346,910
4,800	The Procter & Gamble Co.	380,544
		727,454

Hyper Markets and Super Centers: 3.2%
4,600	Target Corp.	319,378

Insurance (Diversified): 3.8%
8,200	MetLife, Inc.	376,298

Manufacturing - Miscellaneous: 5.0%
6,200	Eaton Corp. Plc	495,442

Petroleum (Integrated): 9.0%
2,150	Chevron Corp.	245,186
3,000	Exxon Mobil Corp.	223,830
6,500	Royal Dutch Shell Plc - ADR	425,944
		894,960

Petroleum (Producing): 2.3%
3,600	Occidental Petroleum Corp.	233,856

Telecommunication Services: 7.2%
9,150	AT&T, Inc.	326,198
8,150	Verizon Communications, Inc.	389,733
		715,931

Telecommunications (Equipment): 7.9%
10,600	Cisco Systems, Inc.	454,634
6,000	QUALCOMM, Inc.	332,460
		787,094

Transportation Services: 4.4%
4,200	United Parcel Service, Inc. - Class B	439,572

TOTAL COMMON STOCKS (Cost $9,496,765)		$9,914,319

SHORT-TERM INVESTMENTS - 0.3%
24,718	Fidelity Institutional Money Market Funds - Government Portfolio - 1.49%*	24,718

TOTAL SHORT-TERM INVESTMENTS (Cost $24,718)		$24,718

TOTAL INVESTMENTS (Cost $9,521,483): 100.0%		9,939,037
Other Assets in Excess of Liabilities: 0.0%		1,212
TOTAL NET ASSETS: 100.0%		$9,940,249

ADR - American Depositary Receipt
* Rate quoted is seven-day yield at period end

The cost basis of investment for federal income tax purposes at March 31, 2018, was as follows+:

Cost of investments		$9,521,483
Gross unrealized appreciation		761,364
Gross unrealized depreciation		(343,810)
Net unrealized appreciation		$417,554

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2018:

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity
Common Stock *	$9,914,319	$-	$-	$9,914,319
Total Equity	$9,914,319	$-	$-	$9,914,319
Short-Term Investments	$24,718	$-	$-	$24,718
Total Investments in Securities	$9,939,037	$-	$-	$9,939,037

* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Funds Trust

By  /s/ David A. Katz
       David A. Katz, President and Treasurer

Date   May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ David A. Katz
        David A. Katz, President and Treasurer

Date  May 21, 2018